OSTERWEIS GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares		Value
Common Stocks: 60.3%
Aerospace & Defense: 4.5%
25,295	Airbus SE - ADR	$750,250
16,335	L3Harris Technologies, Inc.	3,401,110
76,965	Safran SA - ADR	2,404,387
		6,555,747
Banks: 1.3%
15,540	First Republic Bank	1,894,171

Chemicals: 2.7%
6,430	Air Products & Chemicals, Inc.	1,982,112
5,765	Linde PLC	1,880,427
		3,862,539
Commercial Services & Supplies: 2.0%
22,420	Waste Connections, Inc.	2,971,995

Electrical Equipment: 1.7%
17,250	AMETEK, Inc.	2,410,170

Equity Real Estate Investment Trusts - REITS: 3.1%
14,920	EastGroup Properties, Inc.	2,209,055
23,930	Lamar Advertising Co. - Class A	2,258,992
		4,468,047
Food & Staples Retailing: 1.6%
7,928	Southeastern Grocers, Inc. [1,2]	172,434
28,090	Sysco Corp.	2,147,481
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,7]	1,721
		2,321,636
Health Care Equipment & Supplies: 2.3%
9,055	Becton Dickinson and Co.	2,302,686
3,955	Teleflex, Inc.	987,287
		3,289,973
Health Care Providers & Services: 2.2%
34,700	CVS Health Corp.	3,233,693

Insurance: 2.9%
23,320	Brown & Brown, Inc.	1,328,540
22,315	The Progressive Corp.	2,894,479
		4,223,019
Interactive Media & Services: 3.4%
55,620	Alphabet, Inc. - Class C [2]	4,935,162

Internet & Direct Marketing Retail: 1.2%
20,870	Amazon.com, Inc. [2]	1,753,080

IT Services: 3.4%
7,615	Accenture PLC - Class A	2,031,987
14,070	Visa, Inc. - Class A	2,923,183
		4,955,170
Life Sciences Tools & Services: 1.8%
10,040	Danaher Corp.	2,664,817

Metals & Mining: 0.7%
15	Real Alloy Holding, Inc. [1,2]	944,450

Mortgage Real Estate Investment Trusts - REITS: 0.6%
30,375	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	880,267

Multiline Retail: 3.3%
14,295	Dollar General Corp.	3,520,144
8,250	Target Corp.	1,229,580
		4,749,724
Pharmaceuticals: 4.6%
26,180	Johnson & Johnson	4,624,697
22,890	Novartis AG - ADR	2,076,581
		6,701,278
Road & Rail: 3.2%
8,840	Old Dominion Freight Line, Inc.	2,508,615
10,265	Union Pacific Corp.	2,125,574
		4,634,189
Semiconductors & Semiconductor Equipment: 5.9%
30,354	Advanced Micro Devices, Inc. [2]	1,966,029
25,285	Analog Devices, Inc.	4,147,499
15,780	Applied Materials, Inc.	1,536,656
17,080	Micron Technology, Inc.	853,658
		8,503,842
Software: 6.3%
28,395	Microsoft Corp.	6,809,689
27,965	Oracle Corp.	2,285,859
		9,095,548
Specialty Retail: 1.6%
19,800	Ross Stores, Inc.	2,298,186

Total Common Stocks
(Cost $62,533,126)		87,346,703

Convertible Preferred Stocks: 0.7%
Media: 0.1%
4,000	Paramount Global, 5.750%	99,080

Road & Rail: 0.6%
10,000	Daseke, Inc., 7.625% [1,7]	881,790

Total Convertible Preferred Stocks
(Cost $1,238,000)		980,870

Partnerships & Trusts: 1.8%
Oil, Gas & Consumable Fuels: 1.8%
104,550	Enterprise Products Partners L.P.	2,521,746

Total Partnerships & Trusts
(Cost $2,753,801)		2,521,746

Principal Amount
Bonds: 24.5%
Corporate Bonds: 22.1%
Airlines: 0.8%
	Allegiant Travel Co.
$500,000	7.250%, 08/15/2027	476,291
	American Airlines, Inc.
600,000	11.750%, 07/15/2025	644,825
		1,121,116
Auto Components: 1.5%
	American Axle & Manufacturing, Inc.
179,000	6.250%, 03/15/2026	167,795
	The Goodyear Tire & Rubber Co.
750,000	9.500%, 05/31/2025	771,879
500,000	5.000%, 07/15/2029	417,725
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	487,270
	Real Hero Merger Sub 2, Inc.
600,000	6.250%, 02/01/2029	412,080
		2,256,749
Automobiles: 0.4%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	566,502

Beverages: 0.2%
	Primo Water Holdings, Inc.
300,000	4.375%, 04/30/2029	259,431

Building Products: 0.3%
	Griffon Corp.
500,000	5.750%, 03/01/2028	458,275

Capital Markets: 0.5%
	Oppenheimer Holdings, Inc.
750,000	5.500%, 10/01/2025	736,421

Chemicals: 0.5%
	Consolidated Energy Finance SA
500,000	5.625%, 10/15/2028	425,785
	Olin Corp.
250,000	5.625%, 08/01/2029	237,944
		663,729
Commercial Services & Supplies: 0.8%
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	210,761
250,000	4.750%, 06/15/2029	219,131
	KAR Auction Services, Inc.
88,000	5.125%, 06/01/2025	86,107
	Pitney Bowes, Inc.
750,000	7.250%, 03/15/2029	587,610
		1,103,609
Computers & Peripherals: 0.8%
	CPI Acquisition, Inc.
468,000	8.625%, 03/15/2026	462,097
	NCR Corp.
450,000	5.750%, 09/01/2027	431,314
250,000	5.000%, 10/01/2028	213,541
		1,106,952
Construction & Engineering: 1.4%
	Global Infrastructure Solutions, Inc.
500,000	5.625%, 06/01/2029	392,859
	Great Lakes Dredge & Dock Corp.
350,000	5.250%, 06/01/2029	272,545
	New Enterprise Stone & Lime Co., Inc.
500,000	5.250%, 07/15/2028	444,635
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	876,577
		1,986,616
Construction Materials: 0.2%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	256,970

Consumer Finance: 0.8%
	Bread Financial Holdings, Inc.
750,000	7.000%, 01/15/2026	656,692
	FirstCash, Inc.
500,000	5.625%, 01/01/2030	445,683
		1,102,375
Containers & Packaging: 0.3%
	Owens-Brockway Glass Container, Inc.
454,000	5.875%, 08/15/2023	452,605

Diversified Consumer Services: 0.3%
	Carriage Services, Inc.
500,000	4.250%, 05/15/2029	397,487

Diversified Financial Services: 0.1%
	Burford Capital Global Finance LLC
250,000	6.250%, 04/15/2028	222,801

Diversified Telecommunication Services: 0.2%
	Lumen Technologies, Inc.
500,000	5.375%, 06/15/2029	360,636

Food & Staples Retailing: 1.4%
	C&S Group Enterprises LLC
500,000	5.000%, 12/15/2028	380,295
	KeHE Distributors LLC / KeHE Finance Corp.
612,000	8.625%, 10/15/2026	603,218
	Performance Food Group, Inc.
500,000	4.250%, 08/01/2029	433,900
	United Natural Foods, Inc.
250,000	6.750%, 10/15/2028	240,607
	US Foods, Inc.
500,000	4.750%, 02/15/2029	444,550
		2,102,570
Food Products: 0.1%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
250,000	4.625%, 03/01/2029	203,816

Health Care Providers & Services: 0.1%
	Owens & Minor, Inc.
250,000	4.500%, 03/31/2029	199,650

Hotels, Restaurants & Leisure: 1.2%
	Aramark Services, Inc.
100,000	5.000%, 04/01/2025	97,734
390,000	6.375%, 05/01/2025	385,999
	Carnival Corp.
500,000	5.750%, 03/01/2027	357,885
250,000	6.000%, 05/01/2029	167,064
	Carrols Restaurant Group, Inc.
600,000	5.875%, 07/01/2029	421,297
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
500,000	7.000%, 08/15/2028	317,075
		1,747,054
Household Durables: 0.6%
	Empire Communities Corp.
500,000	7.000%, 12/15/2025	452,706
	The New Home Co., Inc.
500,000	7.250%, 10/15/2025	424,205
		876,911
Industrial Conglomerates: 0.3%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
500,000	6.250%, 05/15/2026	481,596

IT Services: 0.8%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
600,000	6.000%, 11/01/2029	490,980
	MoneyGram International, Inc.
250,000	5.375%, 08/01/2026	253,697
	Unisys Corp.
500,000	6.875%, 11/01/2027	384,650
		1,129,327
Machinery: 1.1%
	The Manitowoc Co., Inc.
1,000,000	9.000%, 04/01/2026	941,393
	Wabash National Corp.
750,000	4.500%, 10/15/2028	639,361
		1,580,754
Media: 0.4%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
700,000	5.875%, 08/15/2027	627,592

Metals & Mining: 1.4%
	Century Aluminum Co.
500,000	7.500%, 04/01/2028	433,299
	Coeur Mining, Inc.
600,000	5.125%, 02/15/2029	469,036
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	493,090
	Real Alloy Holding, Inc.
220,377	14.765%, (3 Month LIBOR USD +10.000%) Cash or 16.765% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2025 [1,3]	220,377
	SunCoke Energy, Inc.
500,000	4.875%, 06/30/2029	429,844
		2,045,646
Mortgage Real Estate Investment Trusts - REITS: 1.0%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	6.000%, 04/15/2025	485,000
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
500,000	6.375%, 02/01/2027	466,055
	Starwood Property Trust, Inc.
500,000	5.500%, 11/01/2023	496,405
		1,447,460
Oil, Gas & Consumable Fuels: 0.9%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
350,000	11.000%, 04/15/2025	365,322
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	414,927
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	475,603
		1,255,852
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
250,000	4.875%, 03/01/2026	246,950

Road & Rail: 0.3%
	XPO Escrow Sub LLC
500,000	7.500%, 11/15/2027	506,610

Specialty Retail: 0.9%
	Ken Garff Automotive LLC
500,000	4.875%, 09/15/2028	419,079
	Rent-A-Center, Inc.
600,000	6.375%, 02/15/2029	486,149
	Sonic Automotive, Inc.
500,000	4.625%, 11/15/2029	401,004
		1,306,232
Thrifts & Mortgage Finance: 0.8%
	Nationstar Mortgage Holdings, Inc.
250,000	6.000%, 01/15/2027	224,145
	PennyMac Financial Services, Inc.
500,000	5.375%, 10/15/2025 [3]	451,487
	United Wholesale Mortgage LLC
320,000	5.500%, 11/15/2025	288,666
180,000	5.500%, 04/15/2029	143,908
		1,108,206
Trading Companies & Distributors: 1.2%
	Avation Capital SA
452,847	8.250% Cash or 9.000% PIK, 10/31/2026 [3]	358,553
	Castlelake Aviation Finance DAC
500,000	5.000%, 04/15/2027	435,719
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	467,390
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	253,676
250,000	7.250%, 06/15/2028	253,805
		1,769,143
Transportation Infrastructure: 0.3%
	Signature Aviation US Holdings, Inc.
400,000	4.000%, 03/01/2028	381,012

Total Corporate Bonds
(Cost $35,974,698)		32,068,655

Convertible Bonds: 2.2%
Airlines: 0.2%
	Southwest Airlines Co.
200,000	1.250%, 05/01/2025	240,950

Automobiles: 0.2%
	Ford Motor Co.
250,000	N/A%, 03/15/2026 [4]	237,125

Consumer Finance: 0.6%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	223,010
250,000	3.750%, 12/15/2029	243,125
	LendingTree, Inc.
500,000	0.500%, 07/15/2025	366,300
		832,435
Health Care Equipment & Supplies: 0.1%
	Haemonetics Corp.
250,000	N/A%, 03/01/2026 [4]	207,825

Hotels, Restaurants & Leisure: 0.1%
	NCL Corp. Ltd.
160,000	6.000%, 05/15/2024	187,566

Machinery: 0.1%
	John Bean Technologies Corp.
250,000	0.250%, 05/15/2026	215,875

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	417,812

Real Estate Management & Development: 0.1%
	DigitalBridge Group, Inc.
225,000	5.000%, 04/15/2023	222,750

Software: 0.5%
	BigBear.ai Holdings, Inc.
650,000	6.000%, 12/15/2026	438,750
	Tyler Technologies, Inc.
250,000	0.250%, 03/15/2026	233,500
		672,250
Total Convertible Bonds
(Cost $3,445,543)		3,234,588

Private Mortgage Backed Obligations: 0.2%
Diversified Financial Services: 0.2%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost $642,000 Acquisition Dates 06/10/2016, 09/19/2016) [1,9]	313,559

Total Private Mortgage Backed Obligations
(Cost $642,000)		313,559

Total Bonds
(Cost $40,062,241)		35,616,802

Warrants: 0.0%[8]
Trading Companies & Distributors: 0.0%[8]
8,750	Avation PLC,Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBp) [1,2]	3,174
Total Warrants
(Cost $–)		3,174

Short-Term Investments: 12.3%
Commercial Paper: 4.1%
Automobiles: 0.7%
	Harley-Davidson FDG Corp.
1,000,000	5.152%, 01/10/2023 [10]	998,564

Chemicals: 0.7%
	International Flavors & Fragrances, Inc.
1,000,000	5.398%, 01/19/2023 [10]	997,420

Construction & Engineering: 0.6%
	Quanta Services, Inc.
1,000,000	5.273%, 01/18/2023 [10]	997,388

Equity Real Estate Investment Trusts - REITS: 0.7%
	Crown Castle International Corp.
1,000,000	5.297%, 01/05/2023 [10]	999,191

Household Durables: 0.7%
	Newell Brands, Inc.
1,000,000	5.378%, 01/05/2023 [10]	999,191

Multiline Retail: 0.7%
	Dollarama, Inc.
1,000,000	5.169%, 01/17/2023 [10]	997,684

Total Commercial Paper
(Cost $5,990,399)		5,989,438

United States Government Securities: 4.0%
	United States Treasury Bills
5,839,000	2.583%, 01/05/2023 [10]	5,837,822

Total United States Government Securities
(Cost $5,837,346)		5,837,822

Shares
Money Market Funds: 4.2%
6,133,775	Federated Hermes U.S. Treasury Cash Reserves - Class I, 3.820% [5]	6,133,775

Total Money Market Funds
(Cost $6,133,775)		6,133,775

Total Short-Term Investments
(Cost $17,961,520)		17,961,035
Total Investments in Securities: 99.6%
(Cost $124,548,688)		144,430,330
Other Assets in Excess of Liabilities: 0.4%		553,912
Total Net Assets: 100.0%		$144,984,242

ADR -	American Depositary Receipt
GBp -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind
USD -	United States Dollar

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2022.
[4]	Zero Coupon Security
[5]	Annualized seven-day effective yield as of December 31, 2022.
[6]	Not a readily marketable security.
[7]	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Security considered restricted. As of December 31, 2022, the value of the restricted securities was $313,559 or 0.2% of net assets.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Growth & Income Fund, (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$86,228,098	$–	$1,118,605	$87,346,703
Convertible Preferred Stocks [1,2]	99,080	–	881,790	980,870
Partnerships & Trusts [1]	2,521,746	–	–	2,521,746
Corporate Bonds [1,2]	31,848,278	–	220,377	32,068,655
Convertible Bonds [1]	–	3,234,588	–	3,234,588
Private Mortgage Backed Obligations [1,2]	–	–	313,559	313,559
Warrants [1]	3,174	–	–	3,174
Short-Term Investments	6,133,775	11,827,260	–	17,961,035
Total Assets:	$126,834,151	$15,061,848	$2,534,331	$144,430,330

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.